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ELISE M. DOLAN elise.dolan@dechert.com +1 (212) 698-3806 Direct +1 (212) 698-0413 Fax

December 4, 2012

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Goldman Sachs Trust (“Registrant”)
File Nos. 33-17619 and 811-05349
Post-Effective Amendment No. 335 to the Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that (1) the Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in the Amendment, and (2) the text of the Amendment has been filed electronically via EDGAR with the Commission on November 28, 2012.

No fees are required in connection with this filing. If you have any questions or comments, please contact the undersigned at 212.698.3806.

Very truly yours,

/s/ Elise M. Dolan

Elise M. Dolan

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